Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
18. Quarterly Results of Operations (Unaudited)
The unaudited quarterly results of operations for 2015 and 2014 are summarized in the table below:

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	(In millions)
2015
Total revenues	$9,862	$8,833	$10,772	$9,304
Total expenses	$8,170	$7,945	$9,637	$8,480
Income (loss) from continuing operations, net of income tax	$1,190	$668	$268	$631
Income (loss) from discontinued operations, net of income tax	$—	$—	$—	$—
Net income (loss)	$1,190	$668	$268	$631
Less: Net income (loss) attributable to noncontrolling interests	$1	$6	$(8)	$1
Net income (loss) attributable to Metropolitan Life Insurance Company	$1,189	$662	$276	$630
2014
Total revenues	$9,037	$9,252	$9,857	$10,585
Total expenses	$7,889	$8,210	$8,017	$9,224
Income (loss) from continuing operations, net of income tax	$828	$749	$1,303	$979
Income (loss) from discontinued operations, net of income tax	$(3)	$—	$—	$—
Net income (loss)	$825	$749	$1,303	$979
Less: Net income (loss) attributable to noncontrolling interests	$1	$—	$(7)	$1
Net income (loss) attributable to Metropolitan Life Insurance Company	$824	$749	$1,310	$978